Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	BARCLAYS BANK PLC
Entity Central Index Key	0000312070
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2